Note 12 - Intangible assets, net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		$ 1,332,508
Values at the end of the year		1,377,110		$ 1,332,508
Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		53,355
Values at the end of the year		72,165		53,355
Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	152,574
Values at the end of the year	[1]	153,332		152,574
Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		1,085,052
Values at the end of the year		1,103,707		1,085,052
Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		41,527
Values at the end of the year		47,906		41,527
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		5,397,233		5,877,471
Currency translation adjustment		2,274		(1,538)
Increase due to business combinations		47,475	[2]	4,019	[3]
Additions		48,448		32,379
Transfers / Reclassifications		804		(5,535)
Disposals		(7,737)		(509,563)	[4]
Values at the end of the year		5,488,497		5,397,233
Gross carrying amount [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		614,474		650,155
Currency translation adjustment		2,233		(2,626)
Increase due to business combinations		105	[2]		[3]
Additions		39,375		31,427
Transfers / Reclassifications		437		(5,535)
Disposals		(7,737)		(58,947)	[4]
Values at the end of the year		648,887		614,474
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	550,991		547,527
Currency translation adjustment	[1]	2
Increase due to business combinations	[1]	116	[2]	4,019	[3]
Additions	[1]	9,073		952
Transfers / Reclassifications	[1]	367
Disposals	[1]			(1,507)	[4]
Values at the end of the year	[1]	560,549		550,991
Gross carrying amount [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		2,469,726		2,468,638
Currency translation adjustment		39		1,088
Increase due to business combinations		18,616	[2]		[3]
Additions
Transfers / Reclassifications
Disposals					[4]
Values at the end of the year		2,488,381		2,469,726
Gross carrying amount [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		1,762,042		2,211,151
Currency translation adjustment
Increase due to business combinations		28,638	[2]		[3]
Additions
Transfers / Reclassifications
Disposals				(449,109)	[4]
Values at the end of the year		1,790,680		1,762,042
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(4,064,725)		(4,505,295)
Currency translation adjustment		2,141		(2,496)
Amortization charge		52,343		70,772
Impairment charge				682
Transfers / Reclassifications		(86)
Disposals		7,736		509,528	[4]
Values at the end of the year		(4,111,387)		(4,064,725)
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(561,119)		(599,307)
Currency translation adjustment		2,140		(2,496)
Amortization charge		21,285		23,218
Impairment charge				2
Transfers / Reclassifications		(86)
Disposals		7,736		58,912	[4]
Values at the end of the year		(576,722)		(561,119)
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	(398,417)		(391,223)
Currency translation adjustment	[1]	1
Amortization charge	[1]	8,799		8,701
Impairment charge	[1]
Transfers / Reclassifications	[1]
Disposals	[1]			1,507	[4]
Values at the end of the year	[1]	(407,217)		(398,417)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(1,384,674)		(1,383,994)
Currency translation adjustment
Amortization charge
Impairment charge				680
Transfers / Reclassifications
Disposals					[4]
Values at the end of the year		(1,384,674)		(1,384,674)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(1,720,515)		(2,130,771)
Currency translation adjustment
Amortization charge		22,259		38,853
Impairment charge
Transfers / Reclassifications
Disposals				449,109	[4]
Values at the end of the year		$ (1,742,774)		$ (1,720,515)

[1]	Includes Proprietary Technology.
[2]	Related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions. For more information see note 34.
[3]	Related to Parques Eólicos de la Buena Ventura S.A. acquisition.
[4]	Mainly related to fully depreciated assets following the deconsolidation of a Canadian subsidiary of the Company.